Commitments and Contingencies	12 Months Ended
Feb. 29, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

(a) Capital and Other Commitments

As of February 29, 2024, the Group had capital commitments of approximately RMB64,896 (US$9,016). These commitments were solely related to contracts signed with vendors for study camps construction in Wuyuan, Jiangxi, by the Group and are expected to be paid in one year.

As of February 29, 2024, the Group had long-term investment obligations represent obligations in connection with several investments and amounted to RMB9,000 (US$1,250) and are expected to be paid in one year.

As of February 29, 2024, the Group had long-term borrowings amounted to RMB40,000 (US$5,557) and are expected to be paid from July 25, 2026 to December 15, 2030.

(b)Contingencies

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.